JACOB C. TIEDT ATTORNEY AT LAW +1 (312) 609-7697 jtiedt@vedderprice.com	222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES May 23, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Dow 30SM Dynamic Overwrite Fund (the “Registrant”);

File No. 811-22970

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganizations of Dow 30SM Enhanced Premium & Income Fund Inc. and Dow 30SM Premium & Dividend Income Fund Inc. (each, a “Target Fund” and together with the Registrant, the “Funds” and each, a “Fund”) into the Registrant. This filing is one of three related filings, each of which is scheduled for filing on May 23, 2014. A summary of these filings is attached as Appendix A. Each filing relates to proposals in connection with a restructuring of Nuveen’s equity option fund product line.

In addition, as we have discussed with you, on April 30, 2014, in connection with the previously announced agreement whereby Nuveen Investments, Inc. (“Nuveen”), the parent company of Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), the current adviser to each Fund, will be acquired by TIAA-CREF (the “TIAA-CREF Transaction”), the Boards of Directors of the Target Funds approved new investment management agreements between the Target Funds and Nuveen Fund Advisors and new investment sub-advisory agreements with each Fund’s current sub-adviser, Nuveen Asset Management, LLC. This filing includes proposals related to the approval of the new advisory and sub-advisory agreements in connection with the TIAA-CREF Transaction. These proposals are substantially identical to proposals included in proxy statements on Schedule 14A and registration statements on Form N-14 being filed for all funds in the Nuveen complex, which commenced filing on May 16, 2014. By separate correspondence, we will provide more detailed information regarding any variances among the change of control proposals contained in the registration statements set forth on Appendix A compared to the model language contained in the proxy statements for the Nuveen closed-end funds as filed by Skadden Arps, which commenced filing on May 16, 2014.

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, and with Vedder Price (CA), LLP, which operates in California.

May 23, 2014

Please contact Deborah Bielicke Eades at (312)-609-7661 or the undersigned at (312) 609-7697 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Jacob C. Tiedt

May 23, 2014

Appendix A

Related Filings

Registration Statements on Form N-14

1. Registrant: Nuveen Equity Premium Income Fund (JPZ), CIK: 0001298699, 811-21619

Target Filing Date: 5/23/14

2. Nuveen Dow 30SM Dynamic Overwrite Fund (newly formed shell fund), CIK: 0001608742,811-22970

Target Filing Date: 5/23/14

3. Nuveen NASDAQ 100 Dynamic Overwrite Fund (newly formed shell fund), CIK: 0001608741, 811-22971

Target Filing Date: 5/23/14